DISCONTINUED OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Sale of Empire and interest in Hoedown			$ 500,000
Net of allowance for bad debt	$ 500,000	$ 0